UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
January 31, 2019

AC Alternatives Income - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — 15.8%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	80,525
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(1)	500,000	501,999
Avant Loans Funding Trust, Series 2018-B, Class A SEQ, 3.42%, 1/18/22(1)	830,034	829,307
Avant Loans Funding Trust 2017-A, Series 2017-A, Class C, 6.05%, 5/15/24(1)	900,000	906,413
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 2.83%, (1-month LIBOR plus 0.32%), 1/25/47	146,100	146,061
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(1)	661,875	658,944
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(1)	191,667	190,136
CarFinance Capital Auto Trust 2015-1, Series 2015-1A, Class E, 5.49%, 1/18/22(1)	750,000	754,222
Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	1,000,000	1,013,592
CFG Investments Ltd., Series 2017-1, Class A SEQ, 7.87%, 11/15/26(1)	1,000,000	1,010,281
CFG Investments Ltd., Series 2017-1, Class B, 9.42%, 11/15/26(1)	1,000,000	1,019,649
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(1)	251,143	248,342
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(1)	731,892	723,925
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(1)	330,742	326,965
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(1)	491,250	496,923
Conn's Receivables Funding LLC, Series 2018-A, Class A SEQ, 3.25%, 1/15/23(1)	241,722	241,922
Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23(1)	735,101	735,757
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(1)	850,000	856,018
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(1)	223,136	223,234
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(1)	207,000	209,591
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(1)	750,000	762,354
Credit Suisse ABS Trust, Series 2018-LD1, Class A SEQ, 3.42%, 7/25/24(1)	434,544	434,610
Credit Suisse ABS Trust, Series 2018-LD1, Class B, 4.28%, 7/25/24(1)	750,000	749,667
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(1)	537,625	530,376
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(1)	242,579	243,487
Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	1,000,000	1,004,509
Drive Auto Receivables Trust 2019-1, Series 2019-1, Class B, 3.41%, 6/15/23	1,000,000	1,002,807
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(1)	243,337	243,959
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(1)	933,757	942,206
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(1)	400,000	402,628
DT Auto Owner Trust 2017-2, Series 2017-2A, Class D, 3.89%, 1/15/23(1)	800,000	803,910
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(1)	515,670	516,658
Exeter Automobile Receivables Trust, Series 2015-1A, Class D, 5.83%, 12/15/21(1)	1,000,000	1,013,720
Exeter Automobile Receivables Trust, Series 2016-2A, Class D, 8.25%, 4/17/23(1)	1,000,000	1,053,391
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(1)	350,000	361,390
Exeter Automobile Receivables Trust 2015-3, Series 2015-3A, Class D, 6.55%, 10/17/22(1)	600,000	621,377
Freed Abs Trust, Series 2018-2, Class A SEQ, 3.99%, 10/20/25(1)	567,640	568,737
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(1)	148,750	146,593
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(1)	767,250	752,139
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(1)	561,026	581,082
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(1)	365,641	368,359
Hertz Vehicle Financing II LP, Series 2016-1A, Class B, 3.72%, 3/25/20(1)	166,000	166,034
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.94%, 3/25/22(1)	262,800	264,330

Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(1)	370,000	375,593
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(1)	1,475,000	1,477,568
Hertz Vehicle Financing II LP, Series 2017-2A, Class C, 5.31%, 10/25/23(1)	148,000	150,402
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 3.96%, (1-month LIBOR plus 1.45%), 6/17/37(1)	1,000,000	991,631
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 7/17/37(1)	185,000	183,947
Invitation Homes Trust, Series 2018-SFR3, Class C, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/17/37(1)	370,000	369,398
Kabbage Asset Securitization LLC, Series 2017-1, Class A SEQ, 4.57%, 3/15/22(1)	1,500,000	1,504,851
Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.79%, 3/15/22(1)	800,000	807,962
Mariner Finance Issuance Trust, Series 2017-AA, Class C, 6.73%, 2/20/29(1)	800,000	826,660
Marlette Funding Trust, Series 2017-1A, Class A SEQ, 2.83%, 3/15/24(1)	90,905	90,877
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(1)	1,000,000	1,002,645
Marlette Funding Trust, Series 2017-3A, Class B, 3.01%, 12/15/24(1)	1,000,000	993,439
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(1)	500,000	497,944
Marlette Funding Trust, Series 2018-2A, Class C, 4.37%, 7/17/28(1)	850,000	855,301
New Residential Mortgage LLC, Series 2018-FNT1, Class E, 4.89%, 5/25/23(1)	823,522	826,541
NP Ferrum LLC, 3.59%, 2/19/45	1,225,000	1,224,622
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26(1)	981,000	992,736
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(1)	136,697	137,204
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(1)	1,000,000	1,012,241
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(1)	475,000	479,044
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(1)	2,500,000	2,449,312
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B, 3.02%, 6/20/32(1)	717,334	707,490
Skopos Auto Receivables Trust, Series 2015-2A, Class B, 5.71%, 2/15/21(1)	185,285	185,804
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(1)	122,379	122,353
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(1)	130,000	130,067
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(1)	399,042	396,731
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(1)	175,000	172,951
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(1)	870,958	862,706
United Auto Credit Securitization Trust, Series 2018-2, Class D, 4.26%, 5/10/23(1)	1,000,000	1,003,371
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 SEQ, 4.07%, 2/16/43(1)	1,486,250	1,497,831
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(1)	975,623	992,127
TOTAL ASSET-BACKED SECURITIES (Cost $48,024,931)		48,029,478
COMMON STOCKS — 15.2%
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	12,350	1,301,690
Automobiles — 0.1%
General Motors Co.	10,670	416,343
Beverages — 0.4%
Coca-Cola European Partners plc	26,230	1,248,023
Biotechnology — 0.4%
AbbVie, Inc.	4,650	373,348
Amgen, Inc.	2,010	376,091
Gilead Sciences, Inc.	5,960	417,260
		1,166,699
Chemicals — 0.5%
Air Products & Chemicals, Inc.	6,010	987,984
Eastman Chemical Co.	5,150	415,193
		1,403,177

Commercial Services and Supplies — 0.1%
KAR Auction Services, Inc.	7,830	407,238
Communications Equipment — 0.1%
Cisco Systems, Inc.	8,910	421,354
Containers and Packaging — 1.0%
Packaging Corp. of America	4,330	408,406
Sonoco Products Co.	22,220	1,279,427
Westrock Co.	28,990	1,180,183
		2,868,016
Distributors — 0.4%
Genuine Parts Co.	12,810	1,278,694
Electric Utilities — 0.4%
Alliant Energy Corp.	27,620	1,228,261
Electrical Equipment — 0.1%
Hubbell, Inc.	3,870	423,107
Equity Real Estate Investment Trusts (REITs) — 5.1%
AIMS AMP Capital Industrial REIT	409,788	420,116
Automotive Properties Real Estate Investment Trust	50,982	395,766
Befimmo SA	6,286	377,067
CapitaLand Retail China Trust	505,893	563,999
Centuria Industrial REIT	143,339	288,615
Charter Hall Retail REIT	104,201	345,036
Colony Capital, Inc.	86,788	526,803
CT Real Estate Investment Trust	36,346	354,069
Dream Industrial Real Estate Investment Trust	66,117	543,951
Fortune Real Estate Investment Trust	369,000	455,723
Frasers Logistics & Industrial Trust	394,039	316,265
GLP J-Reit	360	382,425
HCP, Inc.	18,923	596,831
Intervest Offices & Warehouses NV	15,167	368,130
Invesco Office J-Reit, Inc.	3,397	512,925
Keppel DC REIT	303,600	324,849
Kimco Realty Corp.	28,996	493,222
Kite Realty Group Trust	35,767	594,805
Kiwi Property Group Ltd.	392,753	385,944
Klepierre SA	15,328	526,559
Mercialys SA	24,830	381,177
MGM Growth Properties LLC, Class A	17,700	548,700
New South Resources Ltd.(2)	377,558	492,804
Northview Apartment Real Estate Investment Trust	27,023	548,707
NSI NV	9,063	381,897
Park Hotels & Resorts, Inc.	10,346	311,104
QTS Realty Trust, Inc., Class A	12,765	537,534
Slate Retail REIT(2)	2,441	23,203
STAG Industrial, Inc.	18,657	514,374
Star Asia Investment Corp.	521	507,976
Sunlight Real Estate Investment Trust	476,500	331,806
Ventas, Inc.	8,700	561,063
VEREIT, Inc.	68,602	554,304

VICI Properties, Inc.	25,007	538,401
Vicinity Centres	263,285	500,798
		15,506,948
Food Products — 0.6%
Bunge Ltd.	22,980	1,265,509
Hershey Co. (The)	3,770	399,997
		1,665,506
Gas Utilities — 0.2%
National Fuel Gas Co.	9,570	548,361
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	7,430	427,819
International Game Technology plc	25,780	421,761
		849,580
Household Durables — 0.6%
Garmin Ltd.	17,920	1,239,706
Whirlpool Corp.	3,320	441,593
		1,681,299
Machinery — 0.1%
Cummins, Inc.	2,820	414,850
Metals and Mining — 0.5%
Southern Copper Corp.	39,720	1,335,386
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Granite Point Mortgage Trust, Inc.	33,504	653,998
MFA Financial, Inc.	65,338	478,928
Starwood Property Trust, Inc.	34,637	764,785
TPG RE Finance Trust, Inc.	34,501	684,155
		2,581,866
Multi-Utilities — 1.2%
Dominion Energy, Inc.	17,550	1,232,712
DTE Energy Co.	10,490	1,235,198
Public Service Enterprise Group, Inc.	22,780	1,242,649
		3,710,559
Oil, Gas and Consumable Fuels — 1.3%
CHC Group LLC (Ordinary Membership Interest)(2)	1,954	2,003
Occidental Petroleum Corp.	18,910	1,262,810
Phillips 66	13,340	1,272,769
Valero Energy Corp.	15,450	1,356,819
		3,894,401
Pharmaceuticals — 0.1%
Johnson & Johnson	3,170	421,864
Specialty Retail — 0.1%
Penske Automotive Group, Inc.	8,870	415,826
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc.	11,170	432,391
Trading Companies and Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	4,960	414,110
TOTAL COMMON STOCKS (Cost $44,702,426)		46,035,549

BANK LOAN OBLIGATIONS(3) — 13.6%
Aerospace and Defense — 0.5%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 6.25%, (1-month LIBOR plus 3.75%), 7/7/22		455,754	454,995
Jazz Acquisition, Inc., 1st Lien Term Loan, 6.30%, (3-month LIBOR plus 3.50%), 6/19/21		242,930	233,618
LifeMiles Ltd., Term Loan B, 8/18/22(4)		700,000	702,187
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 7.73%, (3-month LIBOR plus 5.00%), 11/28/21		611	602
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 7.52%, (1-month LIBOR plus 5.00%), 11/28/21		240,287	236,683
			1,628,085
Airlines — 0.3%
Allegiant Travel Company, Term Loan B, 1/15/24(4)		1,000,000	992,500
Auto Components — 0.2%
Truck Hero, Inc., 1st Lien Term Loan, 4/21/24(4)		500,000	487,085
Automobiles — 0.1%
Thor Industries, Inc., EUR Term Loan B, 10/30/25(4)	EUR	205,101	226,983
Thor Industries, Inc., USD Term Loan B, 11/3/25(4)		$248,369	238,434
			465,417
Building Products — 0.2%
84 Lumber Company, 2017 Term Loan B, 7.76%, (1-month LIBOR plus 5.25%), 10/25/23		500,000	496,667
NCI Building Systems, Inc., 2018 Term Loan, 6.55%, (3-month LIBOR plus 3.75%), 4/12/25		242,771	231,998
			728,665
Chemicals — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, 8.05%, (3-month LIBOR plus 5.25%), 8/12/22		363,369	361,552
Commercial Services and Supplies — 0.9%
Allied Universal Holdco LLC, Incremental Term Loan, 7/28/22(4)		1,000,000	968,440
Asurion LLC, 2017 Term Loan B4, 5.50%, (1-month LIBOR plus 3.00%), 8/4/22		219,789	216,766
Asurion LLC, 2018 Term Loan B6, 5.50%, (1-month LIBOR plus 3.00%), 11/3/23		238,076	234,781
Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 5.56%, (3-month LIBOR plus 2.75%), 8/18/21		173,186	168,604
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 5.25%, (1-month LIBOR plus 2.75%), 5/2/22		112,004	110,702
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 5.25%, (1-month LIBOR plus 2.75%), 5/2/22		13,565	13,407
Stiphout Finance LLC, USD 1st Lien Term Loan, 5.50%, (1-month LIBOR plus 3.00%), 10/26/22		74,520	72,377
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 7.51%, (1-month LIBOR plus 5.00%), 3/9/23		64,245	58,463
TNS, Inc., 2013 Term Loan B, 6.71%, (3-month LIBOR plus 4.00%), 8/14/22		247,212	243,504
West Corporation, 2017 Term Loan, 6.50%, (1-month LIBOR plus 4.00%), 10/10/24		63,540	58,521
West Corporation, 2017 Term Loan, 6.50%, (1-month LIBOR plus 4.00%), 10/10/24		125,878	115,936
West Corporation, 2017 Term Loan, 6.50%, (1-month LIBOR plus 4.00%), 10/10/24		1,580	1,455
West Corporation, 2017 Term Loan, 6.50%, (1-month LIBOR plus 4.00%), 10/10/24		380,189	350,162
West Corporation, 2017 Term Loan, 6.50%, (1-month LIBOR plus 4.00%), 10/10/24		39,996	36,837
West Corporation, 2017 Term Loan, 6.50%, (1-month LIBOR plus 4.00%), 10/10/24		136,929	126,114
			2,776,069
Communications Equipment — 1.1%
AppLovin Corporation, 2018 Term Loan B, 6.25%, (1-month LIBOR plus 3.75%), 8/15/25		347,553	347,988
Avaya, Inc., 2018 Term Loan B, 6.76%, (1-month LIBOR plus 4.25%), 12/15/24		748,111	737,689
Digicel International Finance Limited, Term Loan B, 5/28/24(4)		700,000	645,750
Lands End, Inc., Term Loan B, 4/4/21(4)		500,000	480,000
Masergy Communications, 2017 1st Lien Term Loan, 6.05%, (3-month LIBOR plus 3.25%), 12/15/23		403,037	392,121
MH Sub I, LLC, 2017 1st Lien Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 9/13/24		760,860	749,150
			3,352,698
Construction and Engineering — 0.1%
KBR, Inc., Term Loan B, 6.25%, (1-month LIBOR plus 3.75%), 4/25/25		373,125	372,660

Construction Materials — 0.1%
U.S. Lumber Group, LLC, 2018 Term Loan B, 8.25%, (1-month LIBOR plus 5.75%), 9/18/25		173,601	170,129
Consumer Finance — 0.2%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 10/1/25(4)		750,000	721,582
Containers and Packaging — 0.2%
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.52%, (1-month LIBOR plus 3.00%), 12/29/23		510,441	496,722
Klockner-Pentaplast of America, Inc., EUR 2017 Term Loan B1, 6/30/22(4)	EUR	126,127	128,846
			625,568
Distributors — 0.1%
IRB Holding Corp, 1st Lien Term Loan, 5.76%, (1-month LIBOR plus 3.25%), 2/5/25		$446,228	435,442
Diversified Consumer Services†
Moran Foods LLC, Term Loan, 8.80%, (3-month LIBOR plus 6.00%), 12/5/23		129,945	72,526
Diversified Financial Services — 0.5%
AqGen Ascensus, Inc., 2017 Repriced Term Loan, 6.12%, (2-month LIBOR plus 3.50%), 12/3/22		134,749	132,054
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 10/3/23		143,900	143,181
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 10/3/23		81,953	81,544
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 10/3/23		5,762	5,734
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 10/3/23		11,365	11,308
Tempo Acquisition LLC, Term Loan, 5.50%, (1-month LIBOR plus 3.00%), 5/1/24		533,720	525,143
VFH Parent LLC, 2019 Term Loan B, 1/30/26(4)		500,000	500,157
			1,399,121
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc., 2017 Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 1/31/25		467,163	447,565
Frontier Communications Corp., 2017 Term Loan B1, 6.25%, (1-month LIBOR plus 3.75%), 6/15/24		479,061	459,450
Frontier Communications Corp., Delayed Draw Term Loan A, 5.25%, (1-month LIBOR plus 2.75%), 3/31/21		739,286	719,880
Hargray Communications Group, Inc., 2017 Term Loan B, 5.50%, (1-month LIBOR plus 3.00%), 5/16/24		457,636	446,767
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 6.25%, (1-month LIBOR plus 3.75%), 11/27/23		1,099,619	1,093,142
Intelsat Jackson Holdings S.A., 2017 Term Loan B5, 6.625%, 1/2/24		326,455	327,883
Windstream Services, LLC, Repriced Term Loan B6, 6.51%, (1-month LIBOR plus 4.00%), 3/29/21		1,323,523	1,234,324
Windstream Services, LLC, Term Loan B7, 5.76%, (1-month LIBOR plus 3.25%), 2/17/24		52,254	45,488
			4,774,499
Electric Utilities — 0.2%
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, (3-month Euribor plus 3.50%), 1/9/25	EUR	163,587	185,370
Research Now Group, Inc., 2017 1st Lien Term Loan, 8.00%, (1-month LIBOR plus 5.50%), 12/20/24		$292,592	291,128
			476,498
Energy Equipment and Services — 0.2%
EMG Utica, LLC, Term Loan, 6.55%, (3-month LIBOR plus 3.75%), 3/27/20		498,708	498,708
Entertainment — 0.4%
DHX Media Ltd., Term Loan B, 6.25%, (1-month LIBOR plus 3.75%), 12/29/23		800,000	776,000
Technicolor SA, EUR Term Loan B, 3.50%, (3-month Euribor plus 3.50%), 12/6/23	EUR	486,161	501,510
			1,277,510
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 5.50%, (1-month LIBOR plus 3.00%), 10/24/22		$218,110	205,115
Food and Staples Retailing — 0.1%
Albertsons, LLC, Term Loan B7, 5.50%, (1-month LIBOR plus 3.00%), 11/17/25		200,496	196,675
Hearthside Food Solutions, LLC, 2018 Term Loan B, 6.19%, (1-month LIBOR plus 3.69%), 5/23/25		177,405	171,196
			367,871
Health Care Providers and Services — 0.8%
Avantor, Inc., Term Loan, 11/21/24(4)		500,000	500,000

BioClinica, Inc., 1st Lien Term Loan, 7.00%, (3-month LIBOR plus 4.25%), 10/20/23		15,508	14,151
BioClinica, Inc., 1st Lien Term Loan, 7.00%, (3-month LIBOR plus 4.25%), 10/20/23		31,017	28,303
BioClinica, Inc., 1st Lien Term Loan, 7.00%, (3-month LIBOR plus 4.25%), 10/20/23		62,033	56,605
BioClinica, Inc., 1st Lien Term Loan, 6.875%, (3-month LIBOR plus 4.25%), 10/20/23		791	722
BioClinica, Inc., 1st Lien Term Loan, 7.00%, (3-month LIBOR plus 4.25%), 10/20/23		200,816	183,245
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 6.25%, (1-month LIBOR plus 3.75%), 10/10/25		250,000	236,187
Jaguar Holding Company II, 2018 Term Loan, 5.00%, (1-month LIBOR plus 2.50%), 8/18/22		666,140	654,109
nThrive, Inc., 2016 1st Lien Term Loan, 7.00%, (1-month LIBOR plus 4.50%), 10/20/22		241,315	233,246
Wink Holdco, Inc., 1st Lien Term Loan B, 5.50%, (1-month LIBOR plus 3.00%), 12/2/24		496,864	480,664
			2,387,232
Hotels, Restaurants and Leisure†
NPC International, Inc., 1st Lien Term Loan, 6.00%, (1-month LIBOR plus 3.50%), 4/19/24		63,260	60,704
NPC International, Inc., 1st Lien Term Loan, 6.13%, (2-month LIBOR plus 3.50%), 4/19/24		44,483	42,685
			103,389
Household Durables — 0.2%
Wilsonart LLC, 2017 Term Loan B, 6.06%, (3-month LIBOR plus 3.25%), 12/19/23		497,475	493,371
Industrial Conglomerates — 0.3%
4L Technologies Inc., 1st Lien Term Loan, 5/8/20(4)		698,090	676,275
Gates Global LLC, 2017 USD Repriced Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 4/1/24		242,528	238,022
			914,297
Insurance — 0.3%
Alliant Holdings I, Inc., 2018 Term Loan B, 5.26%, (1-month LIBOR plus 2.75%), 5/9/25		497,500	479,951
Hub International Limited, 2018 Term Loan B, 5.51%, (3-month LIBOR plus 2.75%), 4/25/25		496,250	479,501
Hub International Limited, 2018 Term Loan B, 5.375%, (2-month LIBOR plus 2.75%), 4/25/25		1,250	1,208
			960,660
IT Services — 0.5%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 10/19/23		436,722	430,171
Everest Bidco S.A.S., 2018 EUR Term Loan, 4.00%, (3-month Euribor plus 4.00%), 7/4/25	EUR	265,332	302,686
GTT Communications, Inc., 2018 EUR Term Loan, 3.25%, (1-month Euribor plus 3.25%), 5/31/25	EUR	370,323	407,764
Netsmart Technologies, Inc., Term Loan D1, 6.25%, (1-month LIBOR plus 3.75%), 4/19/23		$326,632	322,958
Travelport Finance (Luxembourg) S.a.r.l., 2018 Term Loan B, 5.12%, (3-month LIBOR plus 2.50%), 3/17/25		181,998	181,589
			1,645,168
Life Sciences Tools and Services — 0.2%
Parexel International Corporation, Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 9/27/24		541,075	514,089
Machinery — 0.5%
AL Alpine AT Bidco GmbH, 2018 EUR Term Loan B, 3.50%, (3-month Euribor plus 3.50%), 10/31/25	EUR	160,681	181,831
AL Alpine AT Bidco GmbH, 2018 EUR Term Loan B, 3.50%, (3-month Euribor plus 3.50%), 10/31/25	EUR	50,048	56,636
AL Alpine AT Bidco GmbH, 2018 USD Term Loan B, 5.81%, (3-month LIBOR plus 3.25%), 10/31/25		$47,621	45,954
DXP Enterprises, Inc., 2017 Term Loan B, 7.25%, (1-month LIBOR plus 4.75%), 8/29/23		66,316	65,984
Hayward Industries, Inc., 1st Lien Term Loan, 6.00%, (1-month LIBOR plus 3.50%), 8/5/24		497,481	487,780
Shape Technologies Group, Inc., Term Loan, 5.78%, (3-month LIBOR plus 3.00%), 4/21/25		655,915	646,077
			1,484,262
Media — 0.2%
Checkout Holding Corp., 1st Lien Term Loan, 0.00%, 4/9/21(2)(5)		350,549	31,549
Checkout Holding Corp., New Money Delayed Draw Term Loan, 6/12/19(4)		23,275	23,333
Checkout Holding Corp., New Money DIP Term Loan, 12.51%, (1-month LIBOR plus 10.00%), 6/12/19		21,485	21,539
Getty Images, Inc., Term Loan B, 6.00%, (1-month LIBOR plus 3.50%), 10/18/19		424,572	422,759
			499,180

Metals and Mining — 0.2%
TurboCombustor Technology, Inc., New Term Loan B, 7.00%, (1-month LIBOR plus 4.50%), 12/2/20	431,509	405,079
WireCo WorldGroup, Inc., 1st Lien Term Loan, 7.50%, (1-month LIBOR plus 5.00%), 9/30/23	254,069	253,672
		658,751
Oil, Gas and Consumable Fuels — 0.5%
California Resources Corporation, 2017 1st Lien Term Loan, 7.25%, (1-month LIBOR plus 4.75%), 12/31/22	750,000	737,186
Murray Energy Corporation, 2018 Term Loan B2, 9.75%, (1-month LIBOR plus 7.25%), 10/17/22	872,446	742,670
		1,479,856
Pharmaceuticals — 1.1%
Alvogen Pharma US, Inc., 2018 Term Loan B, 4/2/22(4)	500,000	497,658
Bausch Health Companies Inc., Term Loan B, 5.26%, (1-month LIBOR plus 2.75%), 11/27/25	601,813	594,432
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 6.81%, (3-month LIBOR plus 4.00%), 6/30/23	470,770	467,828
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 5.50%, (1-month LIBOR plus 3.00%), 6/23/24	792,449	784,687
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/2/25(4)	987,179	978,092
		3,322,697
Semiconductors and Semiconductor Equipment — 0.1%
Cabot Microelectronics Corporation, Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 11/14/25	203,406	202,135
Software — 0.9%
Autodata, Inc., 1st Lien Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 12/13/24	360,092	354,691
Epicor Software Corporation, 1st Lien Term Loan, 5.75%, (1-month LIBOR plus 3.25%), 6/1/22	505,296	495,569
Kronos, Inc., 2017 Term Loan B, 5.54%, (3-month LIBOR plus 3.00%), 11/1/23	491,406	482,654
Mavenir Systems, Inc., 2018 Term Loan B, 8.53%, (1-month LIBOR plus 6.00%), 5/8/25	212,110	210,519
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan, 5.25%, (1-month LIBOR plus 2.75%), 10/23/23	404,221	398,158
Salient CRGT, Inc., 2017 Term Loan, 8.25%, (1-month LIBOR plus 5.75%), 2/28/22	103,294	102,003
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 7.75%, (1-month LIBOR plus 5.25%), 6/30/22	491,348	490,119
Weld North Education, LLC, Term Loan B, 7.05%, (3-month LIBOR plus 4.25%), 2/7/25	137,341	136,483
		2,670,196
Specialty Retail — 0.1%
National Vision, Inc., 2017 Repriced Term Loan, 5.00%, (1-month LIBOR plus 2.50%), 11/20/24	267,589	266,362
Textiles, Apparel and Luxury Goods — 0.1%
Ascena Retail Group, Inc., 2015 Term Loan B, 7.00%, (1-month LIBOR plus 4.50%), 8/21/22	277,454	255,720
Transportation Infrastructure — 0.4%
Daseke, Inc., 2017 Term Loan B, 7.50%, (1-month LIBOR plus 5.00%), 2/27/24	498,741	494,534
Savage Enterprises LLC, 2018 1st Lien Term Loan B, 7.02%, (1-month LIBOR plus 4.50%), 8/1/25	340,143	340,357
YRC Worldwide, Inc., 2017 Term Loan, 7/24/22(4)	500,000	486,500
		1,321,391
TOTAL BANK LOAN OBLIGATIONS (Cost $42,280,963)		41,368,056
COLLATERALIZED LOAN OBLIGATIONS — 10.7%
ALM XVIII Ltd., Series 2016-18A, Class CR, VRN, 5.79%, (3-month LIBOR plus 3.00%), 1/15/28(1)	1,000,000	972,813
AMMC CLO XII Ltd., Series 2013-12A, Class ER, VRN, 8.80%, (3-month LIBOR plus 6.18%), 11/10/30(1)	1,000,000	945,017
Ares XLI CLO Ltd., Series 2016-41A, Class D, VRN, 6.99%, (3-month LIBOR plus 4.20%), 1/15/29(1)	1,000,000	1,005,241
Ares XXXIII CLO Ltd., Series 2015-1A, Class E, VRN, 9.25%, (3-month LIBOR plus 6.50%), 12/5/25(1)	700,000	624,981
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 5.44%, (3-month LIBOR plus 2.65%), 10/15/30(1)	750,000	711,728
Atrium XII, Series 12A, Class DR, VRN, 5.56%, (3-month LIBOR plus 2.80%), 4/22/27(1)	2,000,000	1,937,702
Ballyrock CLO Ltd., Series 2018-1A, Class C, VRN, 5.91%, (3-month LIBOR plus 3.15%), 4/20/31(1)	800,000	756,035
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, VRN, 3.56%, (3-month LIBOR plus 0.78%), 7/18/27(1)	500,000	495,853
BlueMountain CLO Ltd., Series 2015-4A, Class FR, VRN, 10.76%, (3-month LIBOR plus 8.00%), 4/20/30(1)	750,000	686,328
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class D, VRN, 5.36%, (3-month LIBOR plus 2.90%), 10/20/31(1)	500,000	478,619

Bowman Park CLO Ltd., Series 2014-1A, Class AR, VRN, 3.86%, (3-month LIBOR plus 1.18%), 11/23/25(1)	320,000	320,323
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class DR, VRN, 5.37%, (3-month LIBOR plus 2.60%), 4/17/31(1)	1,000,000	941,837
CIFC Funding Ltd., Series 2013-1A, Class DR, VRN, 9.43%, (3-month LIBOR plus 6.65%), 7/16/30(1)	1,000,000	958,133
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 6.76%, (3-month LIBOR plus 4.00%), 10/21/28(1)	1,000,000	994,755
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 6.59%, (3-month LIBOR plus 3.90%), 9/21/29(1)	1,000,000	1,005,612
Harbourview CLO VII Ltd., Series 7RA, Class D, VRN, 6.14%, (3-month LIBOR plus 3.36%), 7/18/31(1)	2,000,000	1,952,244
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, VRN, 5.44%, (3-month LIBOR plus 2.65%), 7/15/26(1)	1,000,000	964,427
Jamestown CLO XI Ltd., Series 2018-11A, Class C, VRN, 6.05%, (3-month LIBOR plus 3.25%), 7/14/31(1)	1,000,000	962,876
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 5.37%, (3-month LIBOR plus 2.60%), 1/17/28(1)	1,000,000	941,851
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, VRN, 8.20%, (3-month LIBOR plus 5.44%), 1/27/26(1)	1,750,000	1,737,846
Mountain View CLO Ltd., Series 2015-9A, Class CR, VRN, 5.91%, (3-month LIBOR plus 3.12%), 7/15/31(1)	1,000,000	954,597
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 5.77%, (3-month LIBOR plus 3.15%), 11/15/30(1)	1,000,000	958,089
OCP CLO Ltd., Series 2016-12A, Class CR, VRN, 5.78%, (3-month LIBOR plus 3.00%), 10/18/28(1)	1,000,000	957,843
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, VRN, 4.08%, (3-month LIBOR plus 1.32%), 3/17/30(1)	750,000	748,560
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 7.76%, (3-month LIBOR plus 5.00%), 10/20/25(1)	1,250,000	1,221,427
TICP CLO I Ltd., Series 2015-1A, Class F, VRN, 9.46%, (3-month LIBOR plus 6.70%), 7/20/27(1)	500,000	430,630
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 5.80%, (3-month LIBOR plus 3.04%), 4/26/28(1)	1,000,000	971,643
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, VRN, 5.71%, (3-month LIBOR plus 2.95%), 4/20/28(1)	1,000,000	957,575
TICP CLO Ltd., Series 2016-6A, Class D, VRN, 6.99%, (3-month LIBOR plus 4.20%), 1/15/29(1)	1,000,000	1,005,521
TICP CLO X Ltd., Series 2018-10A, Class D, VRN, 5.56%, (3-month LIBOR plus 2.80%), 4/20/31(1)	1,000,000	947,912
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 5.30%, (3-month LIBOR plus 2.51%), 1/15/28(1)	1,000,000	947,030
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 5.89%, (3-month LIBOR plus 3.10%), 10/15/29(1)	1,000,000	964,433
Voya CLO Ltd., Series 2014-1A, Class DR2, VRN, 8.78%, (3-month LIBOR plus 6.00%), 4/18/31(1)	500,000	469,509
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 6.38%, (3-month LIBOR plus 3.70%), 11/24/25(1)	1,500,000	1,504,202
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $33,275,804)		32,433,192
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 5.34%, (1-month LIBOR plus 2.83%), 9/15/34(1)	1,000,000	987,214
Ashford Hospitality Trust, Series 2018-ASHF, Class E, VRN, 5.61%, (1-month LIBOR plus 3.10%), 4/15/35(1)	1,000,000	996,297
BBCMS Trust, Series 2018-CBM, Class D, VRN, 4.90%, (1-month LIBOR plus 2.39%), 7/15/37(1)	1,000,000	994,272
BHMS, Series 2018-ATLS, Class C, VRN, 4.41%, (1-month LIBOR plus 1.90%), 7/15/35(1)	1,000,000	1,000,311
BX Trust, Series 2017-SLCT, Class E, VRN, 5.66%, (1-month LIBOR plus 3.15%), 7/15/34(1)	1,700,000	1,691,213
BX Trust, Series 2017-SLCT, Class F, VRN, 6.76%, (1-month LIBOR plus 4.25%), 7/15/34(1)	850,000	838,808
BX Trust, Series 2018-BILT, Class E, VRN, 4.93%, (1-month LIBOR plus 2.42%), 5/15/30(1)	1,000,000	993,935
BX Trust, Series 2018-GW, Class F, VRN, 4.93%, (1-month LIBOR plus 2.42%), 5/15/35(1)	1,000,000	1,003,841
BXP Trust, Series 2017-CQHP, Class E, VRN, 5.51%, (1-month LIBOR plus 3.00%), 11/15/34(1)	1,000,000	997,729
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, VRN, 4.35%, 10/15/34(1)	1,000,000	993,925
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, VRN, 3.57%, (1-month LIBOR plus 1.07%), 12/15/37(1)(6)	900,000	900,844
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 6.25%, (1-month LIBOR plus 3.74%), 11/15/36(1)	1,000,000	1,003,845
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class D, VRN, 3.46%, 12/10/30(1)	1,422,000	1,385,684
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, VRN, 4.31%, (1-month LIBOR plus 1.80%), 7/15/32(1)	1,000,000	996,087
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, VRN, 5.51%, (1-month LIBOR plus 3.00%), 6/15/35(1)	1,500,000	1,493,184
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 4.22%, (1-month LIBOR plus 1.71%), 6/15/35(1)	1,000,000	992,421
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.76%, 1/5/31(1)	1,000,000	991,532

Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 8.36%, (1-month LIBOR plus 5.60%), 9/15/28(1)	1,194,512	1,207,361
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VRN, 4.91%, 4/15/47(1)	1,000,000	1,013,589
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, VRN, 5.56%, (1-month LIBOR plus 3.05%), 11/15/34(1)	2,500,000	2,481,241
Morgan Stanley Capital I Trust, Series 2018-BOP, Class F, VRN, 5.01%, (1-month LIBOR plus 2.50%), 8/15/33(1)	1,000,000	987,232
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(1)	1,575,000	1,553,087
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 3/15/47(1)	1,000,000	892,060
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,399,293)		26,395,712
CORPORATE BONDS — 8.1%
Aerospace and Defense — 0.2%
TransDigm, Inc., 6.25%, 3/15/26(1)(6)	500,000	508,750
Air Freight and Logistics — 0.1%
Wabash National Corp., 5.50%, 10/1/25(1)	469,000	430,308
Automobiles — 0.2%
Ford Motor Co., 7.45%, 7/16/31	500,000	509,813
Beverages — 0.1%
Ajecorp BV, 6.50%, 5/14/22	500,000	370,000
Chemicals — 0.5%
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	700,000	651,000
Tronox, Inc., 6.50%, 4/15/26(1)	700,000	615,125
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	250,000	206,719
		1,472,844
Commercial Services and Supplies — 0.2%
APTIM Corp., 7.75%, 6/15/25(1)	315,000	249,732
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	440,000	426,175
		675,907
Communications Equipment — 0.1%
ViaSat, Inc., 5.625%, 9/15/25(1)	212,000	200,340
Construction and Engineering — 0.3%
AECOM, 5.125%, 3/15/27	760,000	718,200
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	212,000	202,990
		921,190
Construction Materials — 0.3%
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	518,000	507,640
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	556,000	523,335
		1,030,975
Consumer Finance — 0.2%
Springleaf Finance Corp., 7.125%, 3/15/26	500,000	477,188
Containers and Packaging — 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	750,000	731,250
Multi-Color Corp., 4.875%, 11/1/25(1)	450,000	428,625
		1,159,875
Diversified Financial Services — 0.5%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26(1)	300,000	304,500
FS Energy & Power Fund, 7.50%, 8/15/23(1)	600,000	601,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	750,000	717,187
		1,623,187
Diversified Telecommunication Services — 0.1%
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	80,000	69,400

Cincinnati Bell, Inc., 8.00%, 10/15/25(1)		99,000	86,378
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25		203,000	198,940
			354,718
Energy Equipment and Services — 0.2%
Nabors Industries, Inc., 4.625%, 9/15/21		632,000	601,190
Entertainment — 0.1%
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)		235,000	217,081
Food and Staples Retailing — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC, 7.50%, 3/15/26(1)(6)		500,000	502,500
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)		523,000	444,550
			947,050
Hotels, Restaurants and Leisure — 0.2%
IRB Holding Corp., 6.75%, 2/15/26(1)		183,000	171,563
Radisson Hotel Holdings AB, 6.875%, 7/15/23(1)	EUR	362,000	451,351
			622,914
Industrial Conglomerates — 0.3%
Core & Main LP, 6.125%, 8/15/25(1)		$210,000	201,075
Trinity Industries, Inc., 4.55%, 10/1/24		750,000	696,579
			897,654
IT Services — 0.1%
GTT Communications, Inc., 7.875%, 12/31/24(1)		480,000	424,800
Machinery — 0.2%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)		719,000	630,922
Media — 0.6%
Altice Finco SA, 7.625%, 2/15/25(1)		250,000	210,625
Altice Luxembourg SA, 7.75%, 5/15/22(1)		250,000	243,438
Altice Luxembourg SA, 7.625%, 2/15/25(1)		250,000	213,438
CBS Radio, Inc., 7.25%, 11/1/24(1)		269,000	254,877
CSC Holdings LLC, 5.375%, 2/1/28(1)		287,000	276,596
National CineMedia LLC, 5.75%, 8/15/26		390,000	352,950
Unison Ground Lease Funding LLC, 6.27%, 3/15/43(1)		171,000	170,549
			1,722,473
Metals and Mining — 0.8%
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		750,000	727,500
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		198,000	185,130
Constellium NV, 5.75%, 5/15/24(1)		750,000	736,875
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)		750,000	690,937
			2,340,442
Oil, Gas and Consumable Fuels — 0.7%
Hess Corp., 7.875%, 10/1/29		500,000	582,801
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)		189,660	97,675
Parkland Fuel Corp., 6.00%, 4/1/26(1)		600,000	576,000
Petroleos Mexicanos, 6.50%, 1/23/29		1,000,000	943,000
			2,199,476
Pharmaceuticals — 0.1%
Mylan NV, 5.25%, 6/15/46		500,000	446,322
Real Estate Management and Development — 0.3%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)		400,000	385,000

Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)		600,000	547,500
			932,500
Software — 0.1%
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(1)		194,000	199,820
Specialty Retail — 0.4%
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/21(1)		800,000	753,000
SRS Distribution, Inc., 8.25%, 7/1/26(1)		285,000	275,737
United Rentals North America, Inc., 5.50%, 5/15/27		296,000	292,389
			1,321,126
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 3.125%, 12/15/27(1)	EUR	213,000	237,576
Thrifts and Mortgage Finance — 0.2%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)		$600,000	532,500
Trading Companies and Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)		545,000	509,575
TOTAL CORPORATE BONDS (Cost $24,946,519)			24,518,516
EXCHANGE-TRADED FUNDS — 5.9%
iShares Global Financials ETF		101,976	6,292,939
SPDR Bloomberg Barclays Convertible Securities ETF		92,180	4,657,856
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		110,447	3,067,113
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		116,312	4,044,168
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,485,985)			18,062,076
PREFERRED STOCKS — 2.3%
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Homes 4 Rent, 6.50%		12,344	295,886
American Homes 4 Rent, 6.35%		16,248	373,217
American Homes 4 Rent, 5.875%		10,200	223,482
Brookfield Property REIT, Inc., 6.375%		10,121	236,831
Cedar Realty Trust, Inc., 6.50%		16,267	327,780
Colony Capital, Inc., 7.125%		14,576	307,554
Colony Capital, Inc., 7.125%		18,274	381,927
Colony Capital, Inc., 7.15%		11,400	240,540
Digital Realty Trust, Inc., 6.35%		11,591	302,641
Digital Realty Trust, Inc., 6.625%		7,757	200,906
Kimco Realty Corp., 5.625%		5,819	134,128
Kimco Realty Corp., 5.50%		10,332	228,647
Monmouth Real Estate Investment Corp., 6.125%		16,589	390,007
Pebblebrook Hotel Trust, 6.50%		8,495	217,557
Pebblebrook Hotel Trust, 6.375%		5,600	143,248
Pebblebrook Hotel Trust, 6.375%		8,400	219,492
Pebblebrook Hotel Trust, 6.30%		16,300	416,465
PS Business Parks, Inc., 5.25%		13,844	300,415
QTS Realty Trust, Inc., 7.125%		11,994	305,847
Rexford Industrial Realty, Inc., 5.875%		10,701	249,173
Rexford Industrial Realty, Inc., 5.875%		6,600	154,968
SITE Centers Corp., 6.50%		15,419	395,035
Summit Hotel Properties, Inc., 6.25%		9,198	186,351
Sunstone Hotel Investors, Inc., 6.95%		11,755	307,981

VEREIT, Inc., 6.70%	11,966	300,825
Vornado Realty Trust, 5.40%	13,046	299,797
TOTAL PREFERRED STOCKS (Cost $7,337,348)		7,140,700
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 2.91%, (1-month LIBOR plus 0.40%), 11/25/34	1,021,142	940,974
Sequoia Mortgage Trust, Series 2018-CH4, Class A19, VRN, 4.50%, 10/25/48(1)	370,376	380,933
		1,321,907
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FNMA, Series 2016-C05, Class 2M2, VRN, 6.96%, (1-month LIBOR plus 4.45%), 1/25/29	1,500,000	1,645,322
FNMA, Series 2016-C06, Class 1M2, VRN, 6.76%, (1-month LIBOR plus 4.25%), 4/25/29	1,000,000	1,117,624
FNMA, Series 2018-C03, Class 1M2, VRN, 4.66%, (1-month LIBOR plus 2.15%), 10/25/30	1,000,000	1,001,333
FNMA, Series 2018-C06, Class 1M2, VRN, 4.51%, (1-month LIBOR plus 2.00%), 3/25/31	1,000,000	990,528
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/16/52	4,759,385	107,668
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 10/16/49	4,046,786	116,537
GNMA, Series 2014-126, IO, SEQ, VRN, 0.73%, 2/16/55	4,410,173	212,142
GNMA, Series 2014-126, IO, SEQ, VRN, 0.95%, 2/16/55	5,427,906	306,936
GNMA, Series 2015-85, IO, VRN, 0.57%, 7/16/57	5,978,986	246,145
		5,744,235
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,479,701)		7,066,142
EXCHANGE-TRADED NOTES — 2.0%
ETRACS Alerian MLP Infrastructure Index ETN	139,642	3,051,178
JPMorgan Alerian MLP Index ETN	122,943	3,074,804
TOTAL EXCHANGE-TRADED NOTES (Cost $6,203,415)		6,125,982
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Notes, 2.875%, 8/15/28 (Cost $3,993,914)	4,077,000	4,161,327
CONVERTIBLE PREFERRED STOCKS — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
QTS Realty Trust, Inc., 6.50% (Cost $364,704)	3,642	379,897
CONVERTIBLE BONDS†
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, (Acquired 3/13/17, Cost $91,464), 10/1/20(7)(8) (Cost $91,464)	114,377	102,939
TEMPORARY CASH INVESTMENTS — 11.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,435,886)	35,435,886	35,435,886
TOTAL INVESTMENT SECURITIES — 97.8% (Cost $298,022,353)		297,255,452
OTHER ASSETS AND LIABILITIES — 2.2%		6,580,034
TOTAL NET ASSETS — 100.0%		$303,835,486

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,602,316	EUR	4,000,000	State Street Bank and Trust	2/19/19	$18,148

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	268	February 2019	$268,000	$4,589,500	$(210,663)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	263	March 2019	$263,000	$4,674,825	$143,245
S&P 500 E-Mini	52	March 2019	$2,600	7,031,700	(388,046)
				$11,706,525	$(244,801)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23	$17,420,000	$(785,414)	$(360,648)	$(1,146,062)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $120,368,843, which represented 39.6% of total net assets. Of these securities, 3.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Non-income producing.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	Security is in default.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $102,939, which represented less than 0.05% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at them mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Asset-Backed Securities	—	48,029,478	—
Common Stocks	36,305,742	9,729,807	—
Bank Loan Obligations	—	41,368,056	—
Collateralized Loan Obligations	—	32,433,192	—
Commercial Mortgage-Backed Securities	—	26,395,712	—
Corporate Bonds	—	24,518,516	—
Exchange-Traded Funds	18,062,076	—	—
Preferred Stocks	6,891,527	249,173	—
Collateralized Mortgage Obligations	—	7,066,142	—
Exchange-Traded Notes	6,125,982	—	—
U.S. Treasury Securities	—	4,161,327	—
Convertible Preferred Stocks	—	379,897	—
Convertible Bonds	—	102,939	—
Temporary Cash Investments	35,435,886	—	—
	102,821,213	194,434,239	—
Other Financial Instruments
Futures Contracts	143,245	—	—
Forward Foreign Currency Exchange Contracts	—	18,148	—
	143,245	18,148	—
Liabilities
Other Financial Instruments
Futures Contracts	598,709	—	—
Swap Agreements	—	1,146,062	—
	598,709	1,146,062	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2019

Global Real Estate - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 4.8%
Charter Hall Group	174,884	1,046,941
Goodman Group	176,188	1,494,799
NEXTDC Ltd.(1)	69,109	345,236
		2,886,976
Belgium — 1.0%
Shurgard Self Storage SA(1)	10,246	319,561
VGP NV	3,926	295,700
		615,261
Brazil — 1.0%
Iguatemi Empresa de Shopping Centers SA	50,600	618,071
Canada — 2.0%
Brookfield Asset Management, Inc., Class A	7,988	343,728
Canadian Apartment Properties REIT	13,641	485,863
Northview Apartment Real Estate Investment Trust	18,681	379,321
		1,208,912
China — 5.6%
China Overseas Land & Investment Ltd.	324,000	1,219,278
China Vanke Co. Ltd., H Shares	75,200	308,073
GDS Holdings Ltd. ADR(1)	20,790	590,436
Longfor Group Holdings Ltd.	255,000	788,624
Shimao Property Holdings Ltd.	163,500	463,057
		3,369,468
France — 2.5%
Gecina SA	10,343	1,520,220
Germany — 4.3%
ADO Properties SA	7,986	478,720
Vonovia SE	41,834	2,096,591
		2,575,311
Hong Kong — 7.2%
CK Asset Holdings Ltd.	150,500	1,276,700
Link REIT	117,500	1,288,600
Sino Land Co. Ltd.	60,000	107,595
Sun Hung Kai Properties Ltd.	96,500	1,630,445
		4,303,340
Indonesia — 0.2%
Pakuwon Jati Tbk PT	2,860,700	133,106
Japan — 10.1%
Advance Residence Investment Corp.	197	583,027
GLP J-Reit	750	796,719
Japan Hotel REIT Investment Corp.	1,009	773,658
Mitsui Fudosan Co. Ltd.	51,800	1,255,410
Orix JREIT, Inc.	982	1,715,837

Sumitomo Realty & Development Co. Ltd.	23,900	911,519
		6,036,170
Mexico — 0.5%
Corp. Inmobiliaria Vesta SAB de CV	215,536	301,963
Netherlands — 1.3%
InterXion Holding NV(1)	13,077	785,143
Philippines — 0.9%
Ayala Land, Inc.	622,200	530,689
Singapore — 2.5%
CapitaLand Commercial Trust	214,100	299,180
CapitaLand Ltd.	293,200	725,601
Mapletree Commercial Trust	341,400	446,434
		1,471,215
Spain — 1.2%
Inmobiliaria Colonial Socimi SA	68,648	702,234
Sweden — 0.9%
Fabege AB	35,284	514,409
Thailand — 0.1%
Central Pattana PCL	22,900	58,539
United Kingdom — 3.6%
Safestore Holdings plc	70,464	533,481
Segro plc	143,859	1,221,536
UNITE Group plc (The)	34,292	409,663
		2,164,680
United States — 49.9%
AGNC Investment Corp.	16,651	298,219
Agree Realty Corp.	14,536	959,812
Alexandria Real Estate Equities, Inc.	14,192	1,869,228
American Campus Communities, Inc.	13,430	618,049
Americold Realty Trust	19,628	575,493
Boston Properties, Inc.	14,631	1,929,390
Camden Property Trust	16,568	1,606,268
Duke Realty Corp.	23,871	697,988
Equinix, Inc.	803	316,382
Equity Residential	16,765	1,216,468
Extra Space Storage, Inc.	5,591	551,329
Federal Realty Investment Trust	7,172	950,792
Gaming and Leisure Properties, Inc.	55,022	2,063,325
HCP, Inc.	53,772	1,695,969
Hilton Worldwide Holdings, Inc.	5,934	441,964
Hudson Pacific Properties, Inc.	15,243	494,940
Invitation Homes, Inc.	19,718	443,458
Prologis, Inc.	29,717	2,055,228
Regency Centers Corp.	16,691	1,084,915
Rexford Industrial Realty, Inc.	20,472	687,859
Ryman Hospitality Properties, Inc.	7,969	640,309
SBA Communications Corp.(1)	4,146	756,769
Simon Property Group, Inc.	10,227	1,862,541
STORE Capital Corp.	33,127	1,070,665

Sun Communities, Inc.	16,650	1,830,002
UDR, Inc.	37,342	1,633,713
Welltower, Inc.	19,409	1,504,003
		29,855,078
TOTAL COMMON STOCKS (Cost $51,096,319)		59,650,785
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $48,001), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $46,954)		46,951
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,871	7,871
TOTAL TEMPORARY CASH INVESTMENTS (Cost $54,822)		54,822
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $51,151,141)		59,705,607
OTHER ASSETS AND LIABILITIES — 0.3%		184,041
TOTAL NET ASSETS — 100.0%		$59,889,648

SECTOR ALLOCATION
(as a % of net assets)
Diversified	28.2%
Residential	22.2%
Industrial	13.6%
Retail	13.2%
Office	11.7%
Health Care	5.3%
Lodging/Resorts	3.1%
Self Storage	2.3%
Cash and Equivalents*	0.4%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	2,886,976	—
Belgium	—	615,261	—
Brazil	—	618,071	—
Canada	—	1,208,912	—
China	590,436	2,779,032	—
France	—	1,520,220	—
Germany	—	2,575,311	—
Hong Kong	—	4,303,340	—
Indonesia	—	133,106	—
Japan	—	6,036,170	—
Mexico	—	301,963	—
Philippines	—	530,689	—
Singapore	—	1,471,215	—
Spain	—	702,234	—
Sweden	—	514,409	—
Thailand	—	58,539	—
United Kingdom	—	2,164,680	—
Other Countries	30,640,221	—	—
Temporary Cash Investments	7,871	46,951	—
	31,238,528	28,467,079	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2019

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Australia — 4.8%
Charter Hall Group	1,084,803	6,494,163
Goodman Group	1,084,442	9,200,528
NEXTDC Ltd.(1)	423,786	2,117,034
		17,811,725
Belgium — 1.0%
Shurgard Self Storage SA(1)	62,640	1,953,670
VGP NV	24,026	1,809,597
		3,763,267
Brazil — 1.1%
Iguatemi Empresa de Shopping Centers SA	313,200	3,825,691
Canada — 2.0%
Brookfield Asset Management, Inc., Class A	48,767	2,098,471
Canadian Apartment Properties REIT	83,279	2,966,214
Northview Apartment Real Estate Investment Trust	114,048	2,315,766
		7,380,451
China — 5.6%
China Overseas Land & Investment Ltd.	1,998,000	7,518,878
China Vanke Co. Ltd., H Shares	466,600	1,911,529
GDS Holdings Ltd. ADR(1)	127,228	3,613,275
Longfor Group Holdings Ltd.	1,576,500	4,875,551
Shimao Property Holdings Ltd.	1,011,000	2,863,310
		20,782,543
France — 2.6%
Gecina SA	64,057	9,415,131
Germany — 4.3%
ADO Properties SA	49,585	2,972,368
Vonovia SE	258,902	12,975,372
		15,947,740
Hong Kong — 7.2%
CK Asset Holdings Ltd.	930,000	7,889,240
Link REIT	729,000	7,994,806
Sino Land Co. Ltd.	374,000	670,675
Sun Hung Kai Properties Ltd.	596,000	10,069,898
		26,624,619
Indonesia — 0.2%
Pakuwon Jati Tbk PT	17,677,600	822,521
Japan — 10.1%
Advance Residence Investment Corp.	1,214	3,592,869
GLP J-Reit	4,606	4,892,918
Japan Hotel REIT Investment Corp.	6,209	4,760,796
Mitsui Fudosan Co. Ltd.	321,300	7,786,932
Orix JREIT, Inc.	6,091	10,642,735

Sumitomo Realty & Development Co. Ltd.	146,800	5,598,784
		37,275,034
Mexico — 0.5%
Corp. Inmobiliaria Vesta SAB de CV	1,350,031	1,891,374
Netherlands — 1.3%
InterXion Holding NV(1)	81,116	4,870,205
Philippines — 0.9%
Ayala Land, Inc.	3,838,200	3,273,689
Singapore — 2.5%
CapitaLand Commercial Trust	1,316,700	1,839,935
CapitaLand Ltd.	1,818,700	4,500,858
Mapletree Commercial Trust	2,081,200	2,721,495
		9,062,288
Spain — 1.2%
Inmobiliaria Colonial Socimi SA	429,146	4,389,945
Sweden — 0.9%
Fabege AB	217,360	3,168,915
Thailand — 0.1%
Central Pattana PCL	141,500	361,713
United Kingdom — 3.7%
Safestore Holdings plc	437,087	3,309,172
Segro plc	892,355	7,577,170
UNITE Group plc (The)	213,325	2,548,448
		13,434,790
United States — 50.0%
AGNC Investment Corp.	103,734	1,857,876
Agree Realty Corp.	89,090	5,882,613
Alexandria Real Estate Equities, Inc.	87,699	11,550,835
American Campus Communities, Inc.	82,991	3,819,246
Americold Realty Trust	121,550	3,563,846
Boston Properties, Inc.	90,409	11,922,235
Camden Property Trust	102,307	9,918,664
Duke Realty Corp.	146,304	4,277,929
Equinix, Inc.	4,952	1,951,088
Equity Residential	103,599	7,517,144
Extra Space Storage, Inc.	34,165	3,369,011
Federal Realty Investment Trust	44,158	5,854,026
Gaming and Leisure Properties, Inc.	342,426	12,840,975
HCP, Inc.	333,369	10,514,458
Hilton Worldwide Holdings, Inc.	36,702	2,733,565
Hudson Pacific Properties, Inc.	93,851	3,047,342
Invitation Homes, Inc.	120,264	2,704,737
Prologis, Inc.	183,893	12,718,040
Regency Centers Corp.	102,767	6,679,855
Rexford Industrial Realty, Inc.	126,069	4,235,918
Ryman Hospitality Properties, Inc.	49,071	3,942,855
SBA Communications Corp.(1)	25,670	4,685,545
Simon Property Group, Inc.	63,198	11,509,620
STORE Capital Corp.	205,016	6,626,117

Sun Communities, Inc.	102,721	11,290,065
UDR, Inc.	230,755	10,095,531
Welltower, Inc.	120,429	9,332,043
		184,441,179
TOTAL COMMON STOCKS (Cost $319,199,622)		368,542,820
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $3,326,546), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $3,254,013)		3,253,810
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $554,802), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $543,019)		543,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,442	2,442
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,799,252)		3,799,252
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $322,998,874)		372,342,072
OTHER ASSETS AND LIABILITIES — (1.0)%		(3,542,598)
TOTAL NET ASSETS — 100.0%		$368,799,474

SECTOR ALLOCATION
(as a % of net assets)
Diversified	28.2%
Residential	22.3%
Industrial	13.6%
Retail	13.3%
Office	11.8%
Health Care	5.4%
Lodging/Resorts	3.1%
Self Storage	2.3%
Cash and Equivalents*	—**
*    Includes temporary cash investments and other assets and liabilities.
**    Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	17,811,725	—
Belgium	—	3,763,267	—
Brazil	—	3,825,691	—
Canada	—	7,380,451	—
China	3,613,275	17,169,268	—
France	—	9,415,131	—
Germany	—	15,947,740	—
Hong Kong	—	26,624,619	—
Indonesia	—	822,521	—
Japan	—	37,275,034	—
Mexico	—	1,891,374	—
Philippines	—	3,273,689	—
Singapore	—	9,062,288	—
Spain	—	4,389,945	—
Sweden	—	3,168,915	—
Thailand	—	361,713	—
United Kingdom	—	13,434,790	—
Other Countries	189,311,384	—	—
Temporary Cash Investments	2,442	3,796,810	—
	192,927,101	179,414,971	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
January 31, 2019

Real Estate - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Diversified — 12.3%
AGNC Investment Corp.	263,622	4,721,470
CyrusOne, Inc.	97,305	5,273,931
Equinix, Inc.	91,510	36,054,940
Gaming and Leisure Properties, Inc.	815,645	30,586,688
InterXion Holding NV(1)	138,289	8,302,872
SBA Communications Corp.(1)	65,078	11,878,687
VICI Properties, Inc.	920,512	19,818,623
		116,637,211
Health Care — 11.6%
CareTrust REIT, Inc.	401,703	8,829,432
HCP, Inc.	1,333,602	42,061,807
Welltower, Inc.	754,364	58,455,666
		109,346,905
Industrial — 12.2%
Americold Realty Trust	482,662	14,151,650
Duke Realty Corp.	818,663	23,937,706
Prologis, Inc.	853,682	59,040,647
Rexford Industrial Realty, Inc.	531,427	17,855,947
		114,985,950
Lodging/Resorts — 4.6%
Hilton Worldwide Holdings, Inc.	238,747	17,781,876
Park Hotels & Resorts, Inc.	450,797	13,555,466
Ryman Hospitality Properties, Inc.	148,188	11,906,906
		43,244,248
Office — 13.5%
Alexandria Real Estate Equities, Inc.	277,718	36,578,238
Boston Properties, Inc.	364,730	48,096,945
Columbia Property Trust, Inc.	389,963	8,606,483
Hudson Pacific Properties, Inc.	537,425	17,450,190
SL Green Realty Corp.	182,506	16,869,030
		127,600,886
Residential — 20.9%
American Campus Communities, Inc.	281,908	12,973,406
Camden Property Trust	394,745	38,270,528
Equity Residential	719,727	52,223,391
Invitation Homes, Inc.	683,674	15,375,828
Sun Communities, Inc.	346,403	38,073,154
UDR, Inc.	933,809	40,854,144
		197,770,451
Retail — 20.5%
Agree Realty Corp.	380,519	25,125,670
Brixmor Property Group, Inc.	639,595	10,956,262
Essential Properties Realty Trust, Inc.	523,476	8,323,268

Federal Realty Investment Trust	186,415	24,713,037
Regency Centers Corp.	431,479	28,046,135
Simon Property Group, Inc.	363,852	66,264,726
STORE Capital Corp.	950,461	30,718,900
		194,147,998
Self Storage — 4.2%
Extra Space Storage, Inc.	402,321	39,672,874
TOTAL COMMON STOCKS (Cost $754,545,784)		943,406,523
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $3,312,543), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $3,240,316)		3,240,113
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $554,802), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $541,019)		541,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,150	2,150
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,783,263)		3,783,263
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $758,329,047)		947,189,786
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,902,705)
TOTAL NET ASSETS — 100.0%		$945,287,081

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	943,406,523	—	—
Temporary Cash Investments	2,150	3,781,113	—
	943,408,673	3,781,113	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019